Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 693,835	$ 916,172	$ 2,692,681	$ 2,279,677	$ 2,627,123	$ 3,609,494
Cost of revenue	190,425	104,322	644,288	382,594	518,843	546,888
Gross profit	503,410	811,850	2,048,393	1,897,083	2,108,280	3,062,606
Operating expenses
General and administrative	1,471,024	1,557,584	4,507,332	4,647,366	5,552,936	5,433,113
Sales and marketing	34,430	40,929	130,983	220,959	231,472	266,732
Total operating expenses	1,505,454	1,598,513	4,638,315	4,868,325	5,784,408	5,699,845
Net loss from operations	(1,002,044)	(786,663)	(2,589,922)	(2,971,242)	(3,676,128)	(2,637,239)
Other income (expense)
Interest expense	(983,100)	(796,057)	(4,947,656)	(2,833,126)	(5,979,456)	(3,334,413)
Loss on impairment of intangible asset						(75,000)
Gain (loss) on settlement of debt	5,468		4,909,549			186,156
Change in fair value of derivative liability				(57,883)	(57,883)	(614,658)
Total other expense	(977,632)	(796,057)	(38,107)	(2,891,009)	(6,037,339)	(3,837,915)
Loss before income taxes	(1,979,676)	(1,582,720)	(2,628,029)	(5,862,251)	(9,713,467)	(6,475,154)
Provision for income taxes
Net loss	(1,979,676)	(1,582,720)	(2,628,029)	(5,862,251)	(9,713,467)	(6,475,154)
Dividend on Series B Preferred Stock				(104,631)	(104,631)	(40,149)
Net loss attributable to common stockholders	$ (1,979,676)	$ (1,582,720)	$ (2,628,029)	$ (5,966,882)	$ (9,818,098)	$ (6,515,303)
Basic loss per Common Share	$ (21.97)	$ (9,769.88)	$ (54.40)	$ (5,619.29)	$ (2,250.00)	$ (41,274.00)
Diluted loss per Common Share	$ (21.97)	$ (9,769.88)	$ (54.40)	$ (5,619.29)	$ (2,250.00)	$ (41,274.00)
Diluted weighted average number of common shares outstanding	90,093	162	48,310	1,062	3,567	158
Diluted weighted average number of common shares outstanding	90,093	162	48,310	1,062	3,567	158